Deferred Tax Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets [Abstract]
Schedule of the deferred tax assets, net
	December 31, 2019		December 31, 2018
Deferred tax assets (liabilities), non-current
Unpaid accrued expenses		$56,262		$50,600
Warranty		49,594		49,090
Allowance for doubtful accounts		263,566		79,639
Others		(658,109)		424,735
Deferred tax assets (liabilities), non-current		(288,687)		604,064
Less: valuation allowance		-		-
Deferred tax assets (liabilities), non-current		$(288,687)		$604,064